Note 17 - Leases: Schedule of Disclosure In Tabular Form Of Operating Lease Costs (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities
Schedule of Disclosure In Tabular Form Of Operating Lease Costs

		For the Years Ended December 31,
	Classification	2024	2023	2022

Operating lease cost
Amortization of leased asset		$261,754	$154,455	$120,053
Interest on lease liabilities	Other expense - interest expenses	44,826	26,198	26,664
Total lease expenses		$306,580	$180,653	$146,717